Net interest income - Summary of net interest income (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Net interest income [abstract]
Interest income on loans	€ 30,961	€ 34,146	€ 32,021
Interest income on debt securities at amortised cost	1,333	1,204	877
Interest income on financial assets at fair value through OCI	1,790	1,481	1,078
Interest income on non-trading derivatives (hedge accounting)	9,676	12,644	10,682
Total interest income using effective interest rate method	43,760	49,474	44,658
Interest income on financial assets at fair value through profit or loss	5,401	6,343	4,934
Interest income on non-trading derivatives (no hedge accounting)	2,044	3,168	2,637
Interest income other	123	173	171
Total other interest income	7,568	9,685	7,741
Total interest income	51,327	59,159	52,399
Interest expense on deposits	12,843	15,105	11,940
Interest expense on debt securities in issue	5,105	5,254	4,014
Interest expense on subordinated loans	813	753	708
Interest expense on non-trading derivatives (hedge accounting)	10,957	13,767	11,849
Total interest expense using effective interest rate method	29,718	34,878	28,510
Interest expense on financial liabilities at fair value through profit or loss	4,419	5,479	4,410
Interest expense on non-trading derivatives (no hedge accounting)	2,059	3,308	3,131
Interest expense on lease liabilities	27	27	28
Interest expense other	148	178	157
Total other interest expense	6,653	8,993	7,726
Total interest expense	36,371	43,871	36,237
Net interest income 20	14,957	15,288	16,162
Negative interest income on liabilities	(11)	(7)	(19)
Negative interest expense on assets	€ 12	€ 1	€ 0